Quarterly Financial Data - Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 369,175	$ 356,910	$ 345,932	$ 329,303	$ 307,741	$ 263,683	$ 227,771	$ 202,795	$ 1,401,320	$ 1,001,990	$ 795,117
Interest expense	139,485	128,457	118,471	94,983	58,337	23,061	12,868	11,293	481,396	105,559	52,383
Net interest income	229,690	228,453	227,461	234,320	249,404	240,622	214,903	191,502	919,924	896,431	742,734
Provision for credit losses	6,875	5,948	11,440	6,890	16,368	7,671	(1,807)	(3,410)	31,153	18,822	(23,970)
Mortgage banking income	4,746	7,556	7,907	6,384	4,620	6,422	12,445	19,203
Securities (losses) gains, net	276	(181)	(7,336)	(405)	51	(206)	1,182	(251)	(7,646)	776	2,676
Other noninterest income	28,653	26,286	34,607	26,765	26,208	26,533	29,981	27,073
Noninterest expense	152,287	135,230	135,288	137,419	137,542	137,196	141,174	139,175	560,224	555,087	581,979
Income taxes	24,813	24,779	23,452	24,448	26,608	25,919	23,531	20,098	97,492	96,156	95,115
Net income	$ 79,390	$ 96,157	$ 92,459	$ 98,307	$ 99,765	$ 102,585	$ 95,613	$ 81,664	$ 366,313	$ 379,627	$ 367,738
Average shares outstanding (000s):
Basic	134,691,000	134,685,000	134,683,000	134,411,000	134,268,000	134,182,000	134,623,000	136,058,000	134,505,058	134,776,241	129,276,452
Diluted	134,985,000	134,888,000	134,850,000	134,840,000	134,799,000	134,554,000	134,864,000	136,435,000	134,753,820	135,117,512	129,512,853
Net income per share:
Basic	$ 0.59	$ 0.71	$ 0.68	$ 0.73	$ 0.74	$ 0.76	$ 0.71	$ 0.6	$ 2.72	$ 2.81	$ 2.84
Diluted	0.59	0.71	0.68	0.73	0.74	0.76	0.71	0.6	2.71	2.8	2.83
Dividends per share	$ 0.37	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 0.36	$ 1.45	$ 1.44	$ 1.41